Income Tax - Schedule of Company’s Theoretical Income Tax Expense at the Israeli Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Theoretical Income Tax Expense at the Israeli Statutory Rate [Abstract]
Theoretical income tax benefit	$ (1,739)	$ (1,960)	$ (3,576)
Foreign tax rate differentials			(2)
Non-deductible expenses	9	46	195
Change in valuation allowance	3,575	1,709	3,417
Foreign exchange impact	(1,845)	205	(34)
Total